Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments (Textual)
Rental expense	$ 1,426,695	$ 788,216	$ 430,835
Leases facilities expiration dates	Between February 2016 and December 2024